Segment and revenue information - Non-current operating assets by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current operating assets	$ 293,844	$ 339,111
Sweden
Disclosure of geographical areas [line items]
Non-current operating assets	280,181	327,404
Rest of World
Disclosure of geographical areas [line items]
Non-current operating assets	$ 13,663	$ 11,707